Warrant Liabilities	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Warrant Liabilities	Warrant Liabilities:
As of December 31, 2025, the Company’s warrant liabilities were comprised of the SFTrust Warrants (as defined below) and RBC Warrants (as defined below). The carrying value of the warrant liabilities as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026	December 31, 2025
MVS Warrants (previously SFTrust Warrants)	$—	$915
SVS Warrants (previously RBC Warrants)	—	959
Total warrant liabilities	$—	$1,874
The fair value of the Company’s warrant liabilities is estimated using a Black-Scholes option pricing model. Inherent in a Black-Scholes option pricing model are assumptions related to the fair value of the underlying common shares, expected stock-price volatility, expected term, risk-free interest rate and dividend yield.
Remeasurement and Reclassification to Equity
Upon the Closing, the Company re-evaluated both the MVS and SVS warrants under ASC 815-40, Contracts in Entity’s Own Equity. Management determined that following the exchange modifications, both instruments met the criteria for equity classification as they are now considered indexed to the Company’s own shares and as such were reclassified from liability to equity on the date of the Reverse Recapitalization.
Accordingly, on the March 26, 2026 reclassification date, the outstanding warrant liabilities were remeasured to their fair values using the Black-Scholes option pricing model, resulting in a net loss of $895 recorded within other operating income, net. Following this final remeasurement, the cumulative warrant liability balance of $2,769 was reclassified to additional-paid-in capital on the condensed consolidated balance sheet.
Refer to the MVS and SVS warrant exchange and reclassification equity sections below for additional information by warrant.
MVS Warrants (previously SFTrust Warrants)
Background
In 2018, 34,000 warrants were issued to Silicon Valley Bank ("2018 SFTrust Warrants"). The 2018 SFTrust Warrants were issued with an exercise price of C$0.29 per share and a ten year term from their original issuance. The fair value of the 2018 SFTrust Warrants on their respective grant dates were recognized within additional paid-in capital with an offset to debt issuance costs.
In connection with the 2021 amendment, Silicon Valley Bank was issued warrants to purchase 24,164 voting common shares of Old Xanadu representing 0.1% of the fully diluted shares, post Series B financing in 2021, per the terms of the Silicon Valley Bank loan agreement, on the same terms and conditions as established for other common shareholders ("2021 SFTrust Warrants", and together with the 2018 SFTrust Warrants, "SFTrust Warrants"). Half of the 2021 SFTrust Warrants vested immediately upon entering into the amendment with the other half vesting upon the draw of the Silicon Valley Bank term loan (the "SVB Term Loan") exceeding $5,000. Upon issuance, all 12,082 vested SFTrust Warrants had an exercise price of $1.69 per share and a 12-year term from their original issuance. 12,082 of the SFTrust Warrants have expired because Old Xanadu did not draw more than $5,000 of the SVB Term Loan prior to its full repayment and extinguishment on April 30, 2023.
Warrant Exchange and Reclassification to Equity
As of December 31, 2025 and immediately prior to the Reverse Recapitalization on March 26, 2026, there were 46,082 SFTrust Warrants issued and outstanding classified as liabilities on the consolidated balance sheets. Immediately prior to the Reverse Recapitalization, these SFTrust Warrants were exchanged for 519,974 warrants to purchase Xanadu Class A Multiple Voting Shares based on the Exchange Ratio established in the Reverse Recapitalization and a U.S. dollar denominated strike price. Upon exchange, Xanadu issued MVS Warrants exercisable for 383,645 Xanadu Class A Multiple Voting Shares at a price of $0.02 per share and MVS Warrants exercisable for 136,329 Xanadu Class A Multiple Voting Shares at a price of $0.15 per share.
Following the exchange, the MVS warrants now qualified for equity classification under ASC 815-40 and the MVS Warrant liability balance was remeasured to its fair value and then subsequently reclassified to additional paid-in capital on the condensed consolidated balance sheet.
Warrant Exercise
On March 30, 2026, following the reclassification to equity, the holder of the outstanding MVS Warrants elected to settle the instruments through a cashless net exercise feature. Pursuant to the terms of the warrant agreement, the holder surrendered 2,447 MVS Warrants to cover the aggregate exercise price, resulting in the issuance of 517,527 Xanadu Class A Multiple Voting Shares. In connection with this exercise, $1,397 was reclassified from additional paid in capital to share capital.
As of June 30, 2026, all MVS Warrants were exercised. As of December 31, 2025, the MVS Warrants had a fair value of $915, which was included as a current liability on the consolidated balance sheets.
SVS Warrants (previously RBC Warrants)
Background
On May 23, 2023, the Company signed a credit agreement with the Royal Bank of Canada (“RBC”) for a maximum principal amount of $25,000 (the “RBC Term Loan”). In connection with the RBC Term Loan, RBC was issued warrants to purchase 13,999 non-voting common shares of the Company on the same terms and conditions as established for other common shareholders (the “RBC Warrants”). The RBC Warrants were issued with an exercise price of $12.94 per share and a 12-year term from their original issuance.
Warrant Exchange and Reclassification to Equity
As of December 31, 2025 and immediately prior to the Reverse Recapitalization on March 26, 2026, there were 13,999 RBC Warrants issued and outstanding. Upon the Closing, these RBC Warrants were exchanged for 157,960 SVS Warrants to purchase Xanadu Class B Subordinate Voting Shares based on the Exchange Ratio established in the Reverse Recapitalization and a U.S. dollar denominated strike price of $1.15 per share.
Following the exchange, the SVS Warrants qualified for equity classification under ASC 815-40 and the SVS warrant liability balance was remeasured to its fair value and then subsequently reclassified to additional paid-in capital on the condensed consolidated balance sheet.
As of June 30, 2026, the 157,960 SVS Warrants remain classified within additional paid-in capital and are no longer subject to remeasurement.
Warrant Exercise
Subsequent to the end of the period, the SVS Warrants were exercised. See Note 19 for additional information.